SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHICAL INFORMATION [Abstract]
Summary of Operating Results by Segment

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2014:
Revenue	$-	$172,102	$827	$172,929
Depreciation and amortization	3	689	69	761
Income (loss) from continuing
operations	(99)	5,106	(3,467)	1,540
Total assets from continuing
operations	404	34,006	461	34,871
Year ended December 31, 2013:
Revenue	$-	$124,130	$367	$124,497
Depreciation and amortization	2	671	91	764
Income (loss) from continuing
operations	(3,938)	2,373	(3,689)	(5,254)
Total assets from continuing
operations	447	27,720	488	28,655
Year ended December 31, 2012:
Revenue	$-	$95,945	$401	$96,346
Depreciation and amortization	3	653	55	711
Loss from continuing operations	(3,268)	(1,254)	(3,304)	(7,826)
Total assets from continuing
operations	411	20,307	438	21,156

Schedule of Revenues by Geographic Area

	Year Ended December 31,
	2014	2013	2012
United States	$39,983	$41,565	$36,866
The Netherlands	69,667	56,631	48,284
Germany	49,771	13,002	-
Other	13,508	13,299	11,196
Total	$172,929	$124,497	$96,346

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2014	2013
United States	$361	$440
The Netherlands	446	579
Germany	192	121
Other	258	352
Total	$1,257	$1,492